UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Chief Operating Officer
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date:  08/13/99



Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:     0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

   Report Summary:

   Number of Other Included Managers:             0

   Form 13F Information Table Entry Total:        158

   Form 13F Information Table Value Total:        $230,787

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AES Corp.                      COM              00130H105     6014   103470 SH       SOLE                                    103470
AT&T Corp.                     COM              001957109     2309    41363 SH       SOLE                                     41363
AT&T Corp. - Liberty Media Gro COM              001957208      926    25200 SH       SOLE                                     25200
AVANT Immunotherapeutics, Inc. COM              053491106       21    10000 SH       SOLE                                     10000
Airborne Freight Corp.         COM              009266107     1146    41400 SH       SOLE                                     41400
Alliance Capital Management L. UNIT LTD PARTN   018548107      334    10350 SH       SOLE                                     10350
AlliedSignal Inc.              COM              019512102      224     3550 SH       SOLE                                      3550
Aluminum Company of America    COM              013817101      240     3880 SH       SOLE                                      3880
America Online,Inc.            COM              02364J104     4079    37083 SH       SOLE                                     37083
American Express Co.           COM              025816109     3351    25750 SH       SOLE                                     25750
American Home Products Corp.   COM              026609107      796    13880 SH       SOLE                                     13880
American Int'l Group           COM              026874107     5967    50895 SH       SOLE                                     50895
Ameritech Corp.                COM              030954101      896    12186 SH       SOLE                                     12186
Anheuser-Busch Cos., Inc.      COM              035229103      497     7000 SH       SOLE                                      7000
Applied Materials,Inc.         COM              038222105     2048    27725 SH       SOLE                                     27725
Atlantic Richfield Co.         COM              048825103      466     5582 SH       SOLE                                      5582
Avalonbay Communities, Inc.    COM              053484101      632    17075 SH       SOLE                                     17075
Avon Products, Inc.            COM              054303102      630    11350 SH       SOLE                                     11350
BP Amoco PLC ADS               SPONSORED ADR    055622104      382     3524 SH       SOLE                                      3524
Bank of America Corp.          COM              060505104      237     3234 SH       SOLE                                      3234
BankBoston Corp.               COM              06605R106     2469    48287 SH       SOLE                                     48287
Baxter International Inc.      COM              071813109      336     5550 SH       SOLE                                      5550
Bell Atlantic Corp.            COM              077853109      856    13091 SH       SOLE                                     13091
BellSouth Corp.                COM              079860102     1294    28048 SH       SOLE                                     28048
Biogen,Inc.                    COM              090597105      277     4300 SH       SOLE                                      4300
Biosource International        COM              09066H104       68    13900 SH       SOLE                                     13900
Brandt Technologies            COM              10532c109        0    10000 SH       SOLE                                     10000
Brandywine Realty Trust        SH BEN INT NEW   105368203     1787    90200 SH       SOLE                                     90200
Bristol-Myers Squibb Co.       COM              110122108     2859    40585 SH       SOLE                                     40585
Brookline Bancorp              COM              113739106      347    30000 SH       SOLE                                     30000
CVS Corp.                      COM              126650100     6052   119256 SH       SOLE                                    119256
Cathay Bancorp, Inc.           COM              149150104      572    13450 SH       SOLE                                     13450
Cedar Fair L.P.                DEPOSITRY UNIT   150185106      443    17750 SH       SOLE                                     17750
Century Telephone Enterprises  COM              156700106      203     5100 SH       SOLE                                      5100
Chase Manhattan Corp.          COM              16161A108      253     2926 SH       SOLE                                      2926
Chiron Corp.                   COM              170040109      393    18962 SH       SOLE                                     18962
Cisco Systems,Inc.             COM              17275R102     5763    89433 SH       SOLE                                     89433
Citigroup,Inc.                 COM              172967101     1751    36871 SH       SOLE                                     36871
Clorox Co.                     COM              189054109      374     3500 SH       SOLE                                      3500
Coca-Cola Co.                  COM              191216100     2491    40174 SH       SOLE                                     40174
Colonial Gas Co.               COM              195674106     1041    28146 SH       SOLE                                     28146
Columbia Gas System            COM              197648108     1557    24837 SH       SOLE                                    24837
Comfort Systems USA, Inc.      COM              199908104     1637    90960 SH       SOLE                                     90960
Crescent Real Estate Equities  COM              225756105      784    33025 SH       SOLE                                     33025
Dayton Hudson Corp.            COM              239753106     3381    52017 SH       SOLE                                     52017
Developers Diversified Realty  COM              251591103      174    10300 SH       SOLE                                     10300
Donnelley(RR) & Sons           COM              257867101      222     5988 SH       SOLE                                      5988
Dow Chemical Co.               COM              260543103      339     2671 SH       SOLE                                      2671
Du Pont (E.I.) de Nemours      COM              263534109      954    13958 SH       SOLE                                     13958
ENSCO Int'l,Inc.               COM              26874Q100     1125    56450 SH       SOLE                                     56450
Eastern Enterprises            COM              27637F100      532    1337  SH       SOLE                                     13373
Eastman Kodak Co.              COM              277461109      722    1069 SH        SOLE                                     10659
El Paso Energy Corp.           COM              283905107     1626    4602 SH        SOLE                                     46202
Eli Lilly and Co.              COM              532457108      534     460 SH        SOLE                                      7460
Energen Corp.                  COM              29265N108      246    3200 SH        SOLE                                     13200
Enron Corp.                    COM              293561106      940   11495 SH        SOLE                                     11495
Equity Inns, Inc.              COM              294703103      175   18950 SH        SOLE                                     18950
Equity Office Properties Trust COM              294741103      344   13407 SH        SOLE                                     13407
Equity Residential Properties  SH BEN INT       29476L107      201    4471 SH        SOLE                                      4471
Exxon Corp.                    COM              302290101     511    66298 SH        SOLE                                     66298
FDX Corp.                      COM              31304N107     170    31335 SH        SOLE                                     31335
Fannie Mae                     COM              313586109     485    65719 SH        SOLE                                     65719
First Industrial Realty Trust, COM              32054K103     383    13950 SH        SOLE                                     13950
Fleet Financial Group,Inc.     COM              338915101     486    10948 SH        SOLE                                     10948
Ford Motor Co.                 COM              345370100    1814    32148 SH        SOLE                                     32148
GTE Corp.                      COM              362320103     773    10233 SH        SOLE                                     10233
General Electric Co.           COM              369604103   10456    92534 SH        SOLE                                     92534
General Motors Corp.           COM              370442105     220     3333 SH        SOLE                                      3333
Genzyme - General Division     COM              372917104     944    19458 SH        SOLE                                     19458
Gillette Co.                   COM              375766102    2175    53055 SH        SOLE                                     53055
Guidant Corp.                  COM              401698105    2499    48877 SH        SOLE                                     48877
H.J. Heinz Co.                 COM              423074103      576    11490 SH       SOLE                                     11490
HEALTHSOUTH Corp.              COM              421924101      190    12800 SH       SOLE                                     12800
Home Depot,Inc.                COM              437076102     2580    40044 SH       SOLE                                     40044
Houghton Mifflin Co.           COM              441560109      433     9200 SH       SOLE                                      9200
Hubbell Inc. Class B           COM              443510201      753    16605 SH       SOLE                                     16605
Int'l Business Machines Corp.  COM              459200101     1867    14448 SH       SOLE                                     14448
Intel Corp.                    COM              458140100     4884    82086 SH       SOLE                                     82086
Intuit Corp.                   COM              461202103      214     2375 SH       SOLE                                      2375
J.P. Morgan & Co.              COM              616880100      238     1693 SH       SOLE                                      1693
Johnson & Johnson              COM              478160104     2818    28759 SH       SOLE                                     28759
Kimberly-Clark Corp.           COM              494368103      206     3620 SH       SOLE                                      3620
Lexmark International Group, I COM              529771107      540     8250 SH       SOLE                                      8250
Liberty Property Trust         SH BEN INT       531172104      782    31450 SH       SOLE                                     31450
Lone Star Industries, Inc.     COM              542290408      821    21870 SH       SOLE                                     21870
Lowe's Companies, Inc.         COM              548661107     1824    32180 SH       SOLE                                     32180
Lucent Technologies,Inc.       COM              549463107     6574    97486 SH       SOLE                                     97486
MBNA Corp.                     COM              55262L100     3826   124918 SH       SOLE                                    124918
MCI WorldCom,Inc.              COM              55268b106     9107   105823 SH       SOLE                                    105823
MCN Corp.                      COM              55267J100      431    20775 SH       SOLE                                     20775
MTI Technology Corp.           COM              553903105      334    25600 SH       SOLE                                     25600
McDonald's Corp.               COM              580135101      288     7010 SH       SOLE                                      7010
MediaOne Group, Inc.           COM              58440J104     1137    15284 SH       SOLE                                     15284
Medtronic,Inc.                 COM              585055106      462     5935 SH       SOLE                                      5935
Merck & Co.,Inc.               COM              589331107     7698   104555 SH       SOLE                                    104555
Metris Companies, Inc.         COM              591598107      810    19876 SH       SOLE                                     19876
Microsoft Corp.                COM              594918104     7704    85424 SH       SOLE                                     85424
MidAmerican Energy Holdings Co COM              59562V107      728    21012 SH       SOLE                                     21012
Mobil Corp.                    COM              607059102     4035    40861 SH       SOLE                                     40861
Monsanto Co.                   COM              611662107      446    11280 SH       SOLE                                     11280
Morgan Stanley Dean Witter & C COM              617446448      325     3168 SH       SOLE                                      3168
Motorola Inc.                  COM              620076109      260     2740 SH       SOLE                                      2740
National Fuel Gas Co.          COM              636180101      550    11350 SH       SOLE                                     11350
Nationwide Health Properties,  COM              638620104      896    47014 SH       SOLE                                     47014
Neotherapeutics,Inc.           COM              640656104      789    61875 SH       SOLE                                     61875
NiSource,Inc.                  COM              65473P105      674    26120 SH       SOLE                                     26120
Nike,Inc. Class B              COM              654106103      263     4150 SH       SOLE                                      4150
Nokia Corp. ADR                SPONSORED ADR    654902204      275     3000 SH       SOLE                                      3000
Norfolk Southern Corp.         COM              655844108      227     7550 SH       SOLE                                      7550
Novell, Inc.                   COM              670006105      269    10150 SH       SOLE                                     10150
OfficeMax,Inc.                 COM              67622M108      325    27112 SH       SOLE                                     27112
Omnicom Group,Inc.             COM              681919106      244     3050 SH       SOLE                                      3050
PECO Energy Company            COM              693304107      519    12400 SH       SOLE                                     12400
Pfizer,Inc.                    COM              717081103     1890    17335 SH       SOLE                                     17335
Philadelphia Suburban Corp.    COM              718009608      356    15426 SH       SOLE                                     15426
Philip Morris Cos.,Inc.        COM              718154107      956    23791 SH       SOLE                                     23791
Procter & Gamble Co.           COM              742718109     3999    44807 SH       SOLE                                     44807
Public Storage Incorporated    COM              74460D109      657    23457 SH       SOLE                                     23457
Quanex Corp.                   COM              747620102      228     8000 SH       SOLE                                      8000
ReliaStar Financial Corp.      COM              75952U103      672    15350 SH       SOLE                                     15350
Royal Dutch Petroleum Co. NYS  NY REG GLD1.25   780257804      590     9800 SH       SOLE                                      9800
S&P 500 Depositary Receipt     UNIT SER 1       78462F103      733     5350 SH       SOLE                                      5350
SBC Communications,Inc.        COM              78387G103     4084    70415 SH       SOLE                                     70415
SPS Technologies, Inc.         COM              784626103      274     7300 SH       SOLE                                      7300
Safeway Inc.                   COM              786514208     2505    50610 SH       SOLE                                     50610
Schering-Plough Corp.          COM              806605101      260     4950 SH       SOLE                                      4950
Schlumberger Ltd.              COM              806857108      480     7540 SH       SOLE                                      7540
SmithKline Beecham - ADR       ADR REP ORD      832378301      436     6600 SH       SOLE                                      6600
Southdown,Inc.                 COM              841297104     2387    37156 SH       SOLE                                     37156
Southwest Airlines Co.         COM              844741108      231     7437 SH       SOLE                                      7437
Stanley Furniture Co., Inc.    COM              854305208     1140    50650 SH       SOLE                                     50650
State Street Corp.             COM              857477103      854    10000 SH       SOLE                                     10000
Suiza Foods Corp.              COM              865077101     2055    49085 SH       SOLE                                     49085
Sun Microsystems,Inc.          COM              866810104     3614    52473 SH       SOLE                                     52473
Telecom Corp. of New Zealand L SPONSORED ADR    879278208     1410    40350 SH       SOLE                                     40350
Telefonica De Espana ADRS      SPONSORED ADR    879382208      500     3399 SH       SOLE                                      3399
Texas Utilities Co.            COM              882848104      296     7146 SH       SOLE                                      7146
Thermo Ecotek                  COM              88355R106      135    16861 SH       SOLE                                     16861
Tidewater,Inc.                 COM              886423102      341    11185 SH       SOLE                                     11185
Time Warner Inc.               COM              887315109     3249    44730 SH       SOLE                                     44730
Tyco International Ltd.        COM              902124106    10034   105895 SH       SOLE                                    105895
UNUM Corp.                     COM              903192102      407     7442 SH       SOLE                                      7442
Vodafone AirTouch PLC          SPONSORED ADR    92857T107      259     1314 SH       SOLE                                      1314
Walt Disney Co.                COM              254687106      230     7452 SH       SOLE                                      7452
Warner-Lambert Co.             COM              934488107      760    10996 SH       SOLE                                     10996
Wells Fargo                    COM              949746101      383     8950 SH       SOLE                                      8950
Westvaco Corp.                 COM              961548104      225     7765 SH       SOLE                                      7765
Weyerhaeuser Co.               COM              962166104      232     3374 SH       SOLE                                      3374
Whole Foods Market,Inc.        COM              966837106      209     4350 SH       SOLE                                      4350
Williams Cos.,Inc.             COM              969457100     3141    73802 SH       SOLE                                     73802
Winstar Communications, Inc.   COM              975515107     2233    45800 SH       SOLE                                     45800
Worthington Industries, Inc.   COM              981811102      306    18625 SH       SOLE                                     18625
Xerox Corp.                    COM              984121103      265     4490 SH       SOLE                                      4490
Circle Income Shares           COM              172572109      162 15622.000SH       SOLE                                 15622.000
Central Fd Canada "Cl A"       CL A             153501101       66    17625 SH       SOLE                                     17625
Irish Investment Fund          COM              462710104      793    48075 SH       SOLE                                     48075
Anchor Gold & Currency Trust   COM              033039108      468   128858 SH       SOLE                                    128858
MediaOne Group,Inc. 4.5% Serie PFD CV SER D     58440J203      522     3482 SH       SOLE                                      3482
One Liberty Prop. $1.60 cv pfd PFD CV $1.60     682406202      271    16536 SH       SOLE                                     16536
